Risk/Return Summary - FIMMFunds-Class3ComboPRO	Apr. 02, 2024
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Government Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Investments Money Market Funds Class III May 30, 2023 Prospectus